CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	[1]	Dec. 31, 2021 CNY (¥) ¥ / shares shares	[1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net revenues	¥ 1,586,397	$ 223,439	¥ 5,332,779		¥ 8,520,978
Cost of revenues	(856,329)	(120,611)	(2,974,981)		(4,848,918)
Excise tax on products	(342,354)	(48,220)	(52,668)
Gross profit	387,714	54,608	2,305,130		3,672,060
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB48,615, nil and nil allocated from Relx Inc. ("the former parent") (Note 22) )	(213,723)	(30,102)	(347,798)		(520,694)
General and administrative expenses (including share-based compensation expenses of RMB381,977, nil and nil allocated from Relx Inc. (Note22) )	(498,015)	(70,144)	(576,811)		(672,748)
Research and development expenses (including share-based compensation expenses of RMB43,540, nil and nil allocated from Relx Inc. (Note22) )	(172,686)	(24,322)	(317,110)		(179,913)
Total operating expenses	(884,424)	(124,568)	(1,241,719)		(1,373,355)
Income/(loss) from operations	(496,710)	(69,960)	1,063,411		2,298,705
Other income:
Interest income, net	627,879	88,435	180,729		72,414
Investment income	245,700	34,606	136,531		94,222
Others, net	214,874	30,264	399,641		194,209
Income before income tax	591,743	83,345	1,780,312		2,659,550
Income tax expense	(50,755)	(7,149)	(371,580)		(631,426)
Net income	540,988	76,196	1,408,732	[2]	2,028,124	[2]
Less: net income/(loss) attributable to noncontrolling interests	6,660	938	(32,487)		3,411
Net income attributable to RLX Technology Inc.	534,328	75,258	1,441,219		2,024,713
Other comprehensive (loss)/income:
Foreign currency translation adjustments	198,534	27,963	937,428		(149,188)
Unrealized (loss)/income on investment securities	632	89	(5,425)
Total other comprehensive (loss)/income	199,166	28,052	932,003		(149,188)
Total comprehensive income	740,154	104,248	2,340,735		1,878,936
Less: total comprehensive income/(loss) attributable to noncontrolling interests	6,660	938	(32,487)		3,411
Total comprehensive income attributable to RLX Technology Inc.	¥ 733,494	$ 103,310	¥ 2,373,222		¥ 1,875,525
Net income per ordinary share
-Basic | (per share)	¥ 0.407	$ 0.057	¥ 1.092		¥ 1.445
-Diluted | (per share)	¥ 0.399	$ 0.056	¥ 1.085		¥ 1.436
Weighted average number of ordinary shares
-Basic	1,311,401,901	1,311,401,901	1,319,732,802		1,401,371,494
-Diluted	1,340,445,653	1,340,445,653	1,328,144,092		1,409,690,879

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior years. Refer to Note 1 (e) for detailed information.
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer